Income Taxes - Summary of Gross Unrecognized Tax Benefit (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Gross unrecognized tax benefits , Beginning balance	$ 3,609	$ 1,538
Increase for tax positions	1,763	2,071
Gross unrecognized tax benefits, Ending balance	$ 5,372	$ 3,609